N-2 - $ / shares	6 Months Ended
	Jun. 30, 2025	Mar. 27, 2025
Cover [Abstract]
Entity Central Index Key	0002051512
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	OAKTREE ASSET-BACKED INCOME PRIVATE PLACEMENT FUND INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is to seek to provide current income and, to a lesser extent, capital appreciation. Under normal market conditions, the Fund attempts to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in ABF Investments (as defined below), throughout the world, including the United States, or “U.S.” (the “80% Policy”). More specifically, the Fund seeks to achieve its investment objective by investing primarily in a diverse portfolio of asset-backed finance (“ABF”) investments across a broad range of industries focused on pools of contractual assets, including, but not limited to, loans, leases, mortgages, or other receivables (collectively, “ABF Investments”). The Fund’s ABF Investments may also include certain asset-backed instruments, including, but not limited to, notes, bills, debentures, bank loans, and convertible and preferred securities (excluding convertible and preferred securities issued by an operating company or a holding company of an operating company). In addition, the Fund may invest in junior and equity tranches of ABF Investments.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6.  Capital Shares

The Charter authorizes the Fund to issue up to 1,000,000,000 shares of common stock, $0.001 par value per share. The common stock consists of 250,000,000 shares of undesignated common stock and 750,000,000 shares classified and designated as follows: (i) 250,000,000 of which have been classified and designated as Class A Shares, (ii) 250,000,000 of which have been classified and designated as Class I Shares, and (iii) 250,000,000 of which have been classified and designated as Class U Shares (collectively “Shares” and respectively, “Class A Shares,” “Class I Shares,” and “Class U Shares”). As of June 30, 2025, Oaktree Fund GP I, L.P., a wholly-owned subsidiary of the Adviser, owned 100% of the outstanding Class I Shares. The Board of Directors may, without any action by the Shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue under the Charter and the 1940 Act. In addition, the Charter authorizes the Board of Directors, without any action by the Shareholders, to classify and reclassify any unissued common stock and preferred stock into other classes or series of stock from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series. Although the Fund has no present intention of doing so, the Fund could issue a class or series of stock that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in the Shareholders’ best interests. Under Maryland law, shareholders generally are not liable for the Fund’s debts or obligations.

The Shares offered pursuant to this Memorandum will be, upon issuance, duly authorized, fully paid and nonassessable. Holders of shares of common stock are entitled to receive distributions when authorized by the Board of Directors and declared by the Fund out of assets legally available for the payment of distributions. Holders of common stock have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities. All shares of common stock have equal distribution, liquidation and other rights. The Fund intends to offer multiple classes of common stock, which may be subject to differing fees and expenses. Distributions may vary among the classes as a result of the different fee structure of the classes.

Security Dividends [Text Block]	Holders of shares of common stock are entitled to receive distributions when authorized by the Board of Directors and declared by the Fund out of assets legally available for the payment of distributions.
Security Liquidation Rights [Text Block]	All shares of common stock have equal distribution, liquidation and other rights.
Security Preemptive and Other Rights [Text Block]	Holders of common stock have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities.
Outstanding Security, Held [Shares]	1,998,091
Class I [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.14	$ 10
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	common stock
Class A Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class A Shares
Class I Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares
Class U Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U Shares
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	preferred stock